Accrued expenses and other current liabilities - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Deposits from offline distributors, retailers and others	¥ 12,080		¥ 9,427
Professional service fee payables	33,601		18,194
Product warranty	5,125		3,208
Payables on equipment	516		1,575
Accrued liabilities to suppliers	37,194		44,140
Payable related to employees' exercise of share-based awards	8,269		3,168
Others	12,031		24,284
Accrued expenses and other current liabilities	¥ 108,816	$ 14,908	¥ 103,996